Loans, borrowings and cash and cash equivalents - Credit and financing lines (Details) - Revolving credit facilities $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) facility
Loans and borrowings
Number of Revolving Credit Facilities | facility	2
Available amount | $	$ 5,000